                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               -----------
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lena Chia Yue Joo
Title:   Authorized Signatory
Phone:   +65 6828 6968

Signature, Place, and Date of Signing:

  /s/ Lena Chia Yue Joo            Singapore              February 14, 2012
-------------------------    ----------------------    -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               11
                                         ----------
Form 13F Information Table Entry Total:         108
                                         ----------
Form 13F Information Table Value Total:   2,211,765
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-13096                     Baytree Investments (Mauritius) Pte Ltd

    2      28-14160                     Dunearn Investments (Mauritius) Pte Ltd

    3      28-14161                     Lionfish Investments Pte. Ltd.

    4      28-14159                     Mantaray Investments (Mauritius) Pte.
                                        Ltd.

    5      28-14164                     Marina Capital Pte. Ltd.

    6      28-14158                     Northbrooks Investments (Mauritius) Pte
                                        Ltd

    7      28-14162                     Seatown Holdings Pte. Ltd.

    8      28-13095                     Seletar Investments Pte Ltd

    9      28-_____/1/                  Sherwood Investments Pte Ltd

    10     28-13090                     Temasek Capital (Private) Limited

    11     28-14163                     Tembusu Capital Pte. Ltd.
--------
/1/ The 13F file number for the above company will be assigned after it makes its first filing.

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

                          FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8
------------------------  ----------  --------- -------- ------------------ ----------  ---------- ---------------------
                           TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
------------------------  ----------  --------- -------- --------- --- ---- ----------  ---------- --------- ------ ----
3M CO                        COM      88579Y101      252     3,087 SH        DEFINED                   3,087
ABBOTT LABS                  COM      002824100   16,266   289,281 SH        DEFINED    2,6, 8,10    289,281
AETNA INC NEW                COM      00817Y108      606    14,356 SH        DEFINED                  14,356
ALEXION PHARMACEUTICALS
  INC                        COM      015351109      269     3,765 SH        DEFINED                   3,765
ALLERGAN INC                 COM      018490102      385     4,392 SH        DEFINED                   4,392
ALTRIA GROUP INC             COM      02209S103      339    11,449 SH        DEFINED                  11,449
AMAZON COM INC               COM      023135106      546     3,155 SH        DEFINED                   3,155
AMERICAN ELEC PWR INC        COM      025537101      394     9,542 SH        DEFINED                   9,542
AMERICAN EXPRESS CO          COM      025816109      480    10,184 SH        DEFINED                  10,184
AMGEN INC                    COM      031162100      283     4,413 SH        DEFINED                   4,413
AMYRIS INC                   COM      03236M101   31,444 2,724,766 SH        DEFINED               2,724,766
APPLE INC                    COM      037833100      557     1,457 SH        DEFINED                   1,457
AT&T INC                     COM      00206R102      558    19,248 SH        DEFINED                  19,248
AUTOMATIC DATA
  PROCESSING IN              COM      053015103      540    10,006 SH        DEFINED                  10,006
AVAGO TECHNOLOGIES LTD       SHS      Y0486S104   42,013 1,455,741 SH        DEFINED      8,10     1,455,741
BALL CORP                    COM      058498106      561    15,706 SH        DEFINED                  15,706
BANK OF AMERICA
  CORPORATION                COM      060505104      239    43,047 SH        DEFINED                  43,047
BERKSHIRE HATHAWAY INC
  DEL                      CL B NEW   084670702      572     7,492 SH        DEFINED                   7,492
BIOMARIN PHARMACEUTICAL
  INC                        COM      09061G101      302     8,795 SH        DEFINED                   8,795
BOEING CO                    COM      097023105      214     2,923 SH        DEFINED                   2,923
BROADCOM CORP                CL A     111320107      496    16,907 SH        DEFINED                  16,907
BROWN FORMAN CORP            CL B     115637209      586     7,281 SH        DEFINED                   7,281
BRUKER CORP                  COM      116794108      307    24,722 SH        DEFINED                  24,722
CATERPILLAR INC DEL          COM      149123101      609     6,717 SH        DEFINED                   6,717
CBS CORP NEW                 CL B     124857202      441    16,242 SH        DEFINED                  16,242

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

COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
------------------------  ----------  --------- -------- ------------------ ----------  ----------- ---------------------
                           TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION   MANAGERS     SOLE    SHARED NONE
------------------------  ----------  --------- -------- --------- --- ---- ----------  ----------- --------- ------ ----
CELANESE CORP DEL         COM SER A   150870103      767    17,331 SH        DEFINED                   17,331
CHEVRON CORP NEW             COM      166764100      698     6,562 SH        DEFINED                    6,562
CHUBB CORP                   COM      171232101      521     7,533 SH        DEFINED                    7,533
CIMAREX ENERGY CO            COM      171798101      463     7,474 SH        DEFINED                    7,474
CISCO SYS INC                COM      17275R102      548    30,303 SH        DEFINED                   30,303
CITIGROUP INC              COM NEW    172967424      290    11,023 SH        DEFINED                   11,023
CITY NATL CORP               COM      178566105      289     6,531 SH        DEFINED                    6,531
CLEAN ENERGY FUELS CORP      COM      184499101   31,773 2,550,000 SH        DEFINED     3,5,7,11   2,550,000
CLIFFS NATURAL RESOURCES
  INC                        COM      18683K101      461     7,387 SH        DEFINED                    7,387
COCA COLA CO                 COM      191216100      644     9,197 SH        DEFINED                    9,197
COMCAST CORP NEW             CL A     20030N101      413    17,406 SH        DEFINED                   17,406
CONOCOPHILLIPS               COM      20825C104      641     8,791 SH        DEFINED                    8,791
COVIDIEN PLC                 SHS      G2554F113      401     8,901 SH        DEFINED                    8,901
CTRIP COM INTL LTD         AMERICAN
                           DEP SHS    22943F100    4,680   200,000 SH        DEFINED    3,4,5,7,11    200,000
CVS CAREMARK CORPORATION     COM      126650100      534    13,101 SH        DEFINED                   13,101
DANAHER CORP DEL             COM      235851102      639    13,589 SH        DEFINED                   13,589
DIRECTV                    COM CL A   25490A101      460    10,758 SH        DEFINED                   10,758
DR PEPPER SNAPPLE GROUP
  INC                        COM      26138E109      378     9,585 SH        DEFINED                    9,585
DU PONT E I DE NEMOURS &
  CO                         COM      263534109   22,523   491,988 SH        DEFINED     2,6,8,10     491,988
EBAY INC                     COM      278642103      345    11,385 SH        DEFINED                   11,385
EDISON INTL                  COM      281020107      395     9,546 SH        DEFINED                    9,546
EQT CORP                     COM      26884L109      622    11,361 SH        DEFINED                   11,361
EQUIFAX INC                  COM      294429105      281     7,247 SH        DEFINED                    7,247
EXPRESS SCRIPTS INC          COM      302182100      530    11,849 SH        DEFINED                   11,849
EXXON MOBIL CORP             COM      30231G102    1,361    16,052 SH        DEFINED                   16,052
F5 NETWORKS INC              COM      315616102      635     5,987 SH        DEFINED                    5,987
FISERV INC                   COM      337738108      284     4,838 SH        DEFINED                    4,838
FORD MTR CO DEL            COM PAR
                            $0.01     345370860      232    21,575 SH        DEFINED                   21,575
FREEPORT- MCMORAN
  COPPER & GO                COM      35671D857   73,536 1,998,812 SH        DEFINED     2,6,8,10   1,998,812
GENERAL DYNAMICS CORP        COM      369550108      329     4,959 SH        DEFINED                    4,959
GENERAL ELECTRIC CO          COM      369604103    1,137    63,505 SH        DEFINED                   63,505

COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7             COLUMN 8
------------------------  ----------  --------- -------- ------------------- ----------  ----------------- ----------------------
                           TITLE OF              VALUE    SHRS OR   SH/ PUT/ INVESTMENT       OTHER           VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION      MANAGERS         SOLE    SHARED NONE
------------------------  ----------  --------- -------- ---------- --- ---- ----------  ----------------- ---------- ------ ----
GOLDMAN SACHS GROUP INC      COM      38141G104      279      3,089 SH        DEFINED                           3,089
GOOGLE INC                   CL A     38259P508      950      1,471 SH        DEFINED                           1,471
HONEYWELL INTL INC           COM      438516106      695     12,786 SH        DEFINED                          12,786
INTERNATIONAL BUSINESS
  MACHS                      COM      459200101      537      2,921 SH        DEFINED                           2,921
ISOFTSTONE HLDGS LTD      SPONSORED
                             ADS      46489B108   13,462  1,538,461 SH        DEFINED                       1,538,461
JOHNSON & JOHNSON            COM      478160104   20,998    320,183 SH        DEFINED        2,6,8,10         320,183
JPMORGAN CHASE & CO          COM      46625H100      238      7,170 SH        DEFINED                           7,170
KOSMOS ENERGY LTD            SHS      G5315B107    8,291    676,264 SH        DEFINED        2,6,8,10         676,264
LEVEL 3 COMMUNICATIONS,
  INC.                     COM NEW    52729N308  857,971 50,498,593 SH        DEFINED                      50,498,593
MARRIOTT INTL INC NEW        CL A     571903202      326     11,179 SH        DEFINED                          11,179
MCKESSON CORP                COM      58155Q103      532      6,830 SH        DEFINED                           6,830
MERCK & CO INC NEW           COM      58933Y105      769     20,399 SH        DEFINED                          20,399
MICROSOFT CORP               COM      594918104      635     24,443 SH        DEFINED                          24,443
MINDRAY MEDICAL INTL LTD   SPON ADR   602675100    5,763    224,777 SH        DEFINED        1,2,8,10         224,777
MONSANTO CO NEW              COM      61166W101      440      6,280 SH        DEFINED                           6,280
MOSAIC CO NEW                                                                            2,3,4,5,6,7,8,9,
                             COM      61945C103  901,878 17,883,756 SH        DEFINED         10,11        17,883,756
MSCI INC                     CL A     55354G100      324      9,845 SH        DEFINED                           9,845
NASDAQ OMX GROUP INC         COM      631103108      651     26,571 SH        DEFINED                          26,571
NATIONAL OILWELL VARCO
  INC                        COM      637071101      286      4,211 SH        DEFINED                           4,211
NII HLDGS INC              CL B NEW   62913F201      227     10,641 SH        DEFINED                          10,641
NORFOLK SOUTHERN CORP        COM      655844108      572      7,845 SH        DEFINED                           7,845
ORACLE CORP                  COM      68389X105      527     20,543 SH        DEFINED                          20,543
PATRIOT COAL CORP            COM      70336T104      446     52,701 SH        DEFINED                          52,701
PEABODY ENERGY CORP          COM      704549104   22,339    674,689 SH        DEFINED        2,6,8,10         674,689
PEPSICO INC                  COM      713448108      414      6,234 SH        DEFINED                           6,234
PETROLEO BRASILEIRO SA    SP ADR NON
  PETRO                      VTG      71654V101   77,309  3,291,131 SH        DEFINED        1,2,8,10       3,291,131
PFIZER INC                   COM      717081103    1,015     46,913 SH        DEFINED                          46,913

COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5     COLUMN 6     COLUMN 7         COLUMN 8
------------------------- ----------  --------- -------- ---------------- ----------  ------------ -------------------
                           TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION   MANAGERS     SOLE   SHARED NONE
------------------------- ----------  --------- -------- ------- --- ---- ----------  ------------ ------- ------ ----
PHILIP MORRIS INTL INC       COM      718172109      645   8,216 SH        DEFINED                   8,216
POTASH CORP SASK INC         COM      73755L107    6,192 150,000 SH        DEFINED    3,4, 5,7,11  150,000
PROCTER & GAMBLE CO          COM      742718109      661   9,910 SH        DEFINED                   9,910
PROGRESSIVE CORP OHIO        COM      743315103      395  20,243 SH        DEFINED                  20,243
QUALCOMM INC                 COM      747525103      584  10,671 SH        DEFINED                  10,671
SCHWAB CHARLES CORP NEW      COM      808513105      335  29,773 SH        DEFINED                  29,773
SEADRILL LIMITED             SHS      G7945E105   13,272 400,000 SH        DEFINED    3,4, 5,7,11  400,000
SILICON GRAPHICS INTL
  CORP                       COM      82706L108      223  19,478 SH        DEFINED                  19,478
SPECTRA ENERGY CORP          COM      847560109      496  16,134 SH        DEFINED                  16,134
STARBUCKS CORP               COM      855244109      237   5,160 SH        DEFINED                   5,160
STARWOOD HOTELS&RESORTS
  WRLD                       COM      85590A401      396   8,264 SH        DEFINED                   8,264
TARGET CORP                  COM      87612E106      311   6,064 SH        DEFINED                   6,064
TRW AUTOMOTIVE HLDGS CORP    COM      87264S106      498  15,263 SH        DEFINED                  15,263
TYSON FOODS INC              CL A     902494103      228  11,046 SH        DEFINED                  11,046
UNION PAC CORP               COM      907818108      626   5,906 SH        DEFINED                   5,906
UNITED CONTL HLDGS INC       COM      910047109   18,589 985,100 SH        DEFINED    3,4, 5,7,11  985,100
UNITED PARCEL SERVICE INC    CL B     911312106      303   4,137 SH        DEFINED                   4,137
UNITEDHEALTH GROUP INC       COM      91324P102      507   9,996 SH        DEFINED                   9,996
VERIZON COMMUNICATIONS
  INC                        COM      92343V104      434  10,817 SH        DEFINED                  10,817
VIACOM INC NEW               CL B     92553P201      332   7,321 SH        DEFINED                   7,321
WALGREEN CO                  COM      931422109      314   9,513 SH        DEFINED                   9,513
WATSON PHARMACEUTICALS
  INC                        COM      942683103      408   6,768 SH        DEFINED                   6,768
WELLS FARGO & CO NEW         COM      949746101      599  21,748 SH        DEFINED                  21,748
WILLIAMS COS INC DEL         COM      969457100      809  24,495 SH        DEFINED                  24,495

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

COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8
------------------------  ----------  --------- -------- ---------------- ----------  --------  -----------------
                           TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------  ----------  --------- -------- ------- --- ---- ----------  --------  ----- ------ ----
YUM BRANDS INC               COM      988498101      425  7,194  SH        DEFINED              7,194

                                      7